43. Other disclosures (Details 10)	Dec. 31, 2020
GDP Growth [Member] | -100 bp [Member]
Statement Line Items [Line Items]
Consumer%	89.00%
Corporate%	166.00%
Rest%	75.00%
GDP Growth [Member] | + 100 bp [Member]
Statement Line Items [Line Items]
Consumer%	(91.00%)
Corporate%	(149.00%)
Rest%	(41.00%)
Burden Income [Member] | -100 bp [Member]
Statement Line Items [Line Items]
Consumer%	(82.00%)
Corporate%	156.00%
Rest%	(43.00%)
Burden Income [Member] | + 100 bp [Member]
Statement Line Items [Line Items]
Consumer%	161.00%
Corporate%	69.00%
Rest%	149.00%
Interest Rate (Selic) [Member] | -100 bp [Member]
Statement Line Items [Line Items]
Consumer%	(143.00%)
Corporate%	55.00%
Rest%	(29.00%)
Interest Rate (Selic) [Member] | + 100 bp [Member]
Statement Line Items [Line Items]
Consumer%	211.00%
Corporate%	842.00%
Rest%	154.00%